CONSOLIDATED STATEMENT OF CASH FLOWS - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Statement
Profit (loss)	€ (8,628)	€ 155	€ 4,137
Adjustments to reconcile profit (loss) to net cash provided by operating activities
Depreciation and amortization	7,304	8,106	6,988
Net Impairments (reversals) of tangible and intangible assets and right-of-use assets	3,183	2,188	866
Write-off of tangible and intangible assets	329	300	100
Share of (profit) loss of equity-accounted investments	1,733	88	68
Net gain on disposal of assets	(9)	(170)	(474)
Dividend income	(150)	(247)	(231)
Interest income	(126)	(147)	(185)
Interest expense	877	1,027	614
Income taxes	2,650	5,591	5,970
Other changes	92	(179)	(474)
Cash flow from changes in working capital	(18)	366	1,632
- inventories	1,054	(200)	15
- trade receivables	1,316	1,023	334
- trade payables	(1,614)	(940)	642
- provisions	(1,056)	272	(238)
- other assets and liabilities	282	211	879
Net change in the provisions for employee benefits		(23)	109
Dividends received	509	1,346	275
Interest received	53	88	87
Interest paid	(928)	(1,029)	(609)
Income taxes paid, net of tax receivables received	(2,049)	(5,068)	(5,226)
Net cash provided by operating activities	4,822	12,392	13,647
Cash flow from investing activities	(5,959)	(11,928)	(9,321)
- tangible assets	(4,407)	(8,049)	(8,778)
- prepaid right-of-use assets		(16)
- intangible assets	(237)	(311)	(341)
- consolidated subsidiaries and businesses net of cash and cash equivalent acquired	(109)	(5)	(119)
- investments	(283)	(3,003)	(125)
- securities and financing receivables held for operating purposes	(166)	(237)	(366)
- change in payables in relation to investing activities	(757)	(307)	408
Cash flow from disposals	216	794	2,142
- tangible assets	12	264	1,089
- intangible assets		17	5
- consolidated subsidiaries and businesses net of cash and cash equivalent disposed of		187	(47)
- tax on disposals		(3)
- investments	16	39	195
- securities and financing receivables held for operating purposes	136	195	294
- change in receivables in relation to disposals	52	95	606
Net change in securities and financing receivables held for non-operating purposes	1,156	(279)	(357)
Net cash used in investing activities	(4,587)	(11,413)	(7,536)
Increase in long-term financial debt	5,278	1,811	3,790
Repayments of long-term financial debt	(3,100)	(3,512)	(2,757)
Payments of lease liabilities	(869)	(877)
Increase (decrease) in short-term financial debt	937	161	(713)
Dividends paid to Eni's shareholders	(1,965)	(3,018)	(2,954)
Dividends paid to non-controlling interest	(3)	(4)	(3)
Reimbursements to non-controlling interest		(1)
Acquisition of additional interests in consolidated subsidiaries		(1)
Acquisition of treasury shares		(400)
Issue of perpetual subordinated bonds	2,975
Net cash used in financing activities	3,253	(5,841)	(2,637)
Effect of exchange rate changes and other changes on cash and cash equivalents	(69)	1	18
Net increase (decrease) in cash and cash equivalents	3,419	(4,861)	3,492
Cash and cash equivalents - beginning of the year	5,994	10,855	7,363
Cash and cash equivalents - end of the year	9,413	5,994	10,855
Related parties
Adjustments to reconcile profit (loss) to net cash provided by operating activities
Net cash provided by operating activities	(4,640)	(6,356)	(2,707)
Net cash used in investing activities	(1,372)	(2,912)	(3,314)
Net cash used in financing activities	€ 164	€ (817)	€ 16